Employee Benefits	12 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

19. EMPLOYEE BENEFITS

The employee benefits included in administrative expenses in the consolidated statements of operations and other comprehensive loss are as follows:

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

Salaries, wages, bonuses and allowances	2,999,569	3,876,773	3,529,651
Defined contribution plans	145,258	525,077	269,123
Social security contributions	11,644	40,972	14,153
Other employee benefits	10,942	111,748	359,839
	3,167,413	4,554,570	4,172,766

Included in the employees’ benefits are directors’ remuneration (salaries, fees and other emoluments) of RM 1,898,685 (June 30, 2024: RM 1,546,417 and June 30, 2023: RM 1,426,439)